Taxes and Social Securities Payable (Tables)	12 Months Ended
Dec. 31, 2023
Taxes And Social Securities Payable
Schedule of Taxes and Social Securities Payable
	2023	2022

Payroll Tax	€104,768	€175,308
Netherlands pension withholding	39,801	-
Total	€144,569	€175,308